K&L Gates llp
70 West Madison Street
Suite 3100
Chicago, IL 60602-4207

T 312.372.1121 www.klgates.com
KEVIN R. BETTSTELLER
312.807.4442
kevin.bettsteller@klgates.com
Direct Fax: 312.345.1383
March 22, 2010
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Convertible and High Income Fund
333-146947
811-21319
Ladies and Gentlemen:
     On behalf of Calamos Convertible and High Income Fund (the “Fund”), we are transmitting for electronic filing Post–Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein (the “Amendment”). The Amendment is being filed for the purpose of (1) providing updated financial information and (2) making certain changes pursuant to the staff’s comments on Post-Effective Amendment Nos. 2 and 3 to the Registration Statement on Form N-2 of Calamos Global Total Return Fund (file nos. 333-146944 and 811-21547), filed with the Commission on August 21, 2009, and February 12, 2010, respectively.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4442 or Eric S. Purple at (202) 778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Securities and Exchange Commission
December 29, 2009
Enclosures
cc:      Stathy Darcy